UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Total operating revenues	$ 151,498	$ 140,165
Vessel operating expenses	(43,282)	(36,200)
Voyage, charterhire and commission expenses	(460)	(1,459)
Administrative expenses	(18,062)	(20,135)
Project development expenses	(36,950)	(3,552)
Depreciation and amortization	(25,027)	(26,847)
Impairment of long-lived assets	(5,021)	(76,155)
Total operating expenses	(128,802)	(164,348)
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(87,754)	447,257
Other operating income	10,316	14,106
Total other operating (losses)/income	(77,438)	461,363
Operating (losses)/income	(54,742)	437,180
Realized and unrealized mark-to-market (losses)/gain on our investment in listed equity securities	(62,308)	295,048
Other non-operating income, net	9,823	10,023
Total other non-operating (losses)/income	(52,485)	305,071
Interest income	23,318	954
Interest expense	(972)	(11,435)
Gains on derivative instruments, net	2,297	47,877
Other financial items, net	(1,375)	(3,584)
Net financial income	23,268	33,812
(Loss)/income before taxes and net (losses)/income from equity method investments	(83,959)	776,063
Income taxes	(1,697)	(148)
Net (losses)/income from equity method investments	(296)	3,009
Net (loss)/income from continuing operations	(85,952)	778,924
Net income/(loss) from discontinued operations	293	(82,372)
Net (loss)/income	(85,659)	696,552
Total net income attributable to non-controlling interests	(20,749)	(121,338)
Net (loss)/income attributable to stockholders of Golar LNG Limited	$ (106,408)	$ 575,214
Basic earnings/(loss) per share from continuing operations (in USD per share)	$ (0.99)	$ 6.16
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	(0.99)	6.13
Basic (loss)/earnings per share from discontinued operations (in USD per share)	0.00	(0.84)
Dilutive (loss)/earnings per share from discontinued operations (in USD per share)	$ 0.00	$ (0.84)
Continuing operations
Total operating revenues	$ 151,498	$ 140,165
Vessel operating expenses	(43,282)	(36,200)
Voyage, charterhire and commission expenses	(460)	(1,459)
Depreciation and amortization	(25,027)	(26,847)
Other operating income	10,316	14,106
Realized and unrealized mark-to-market (losses)/gain on our investment in listed equity securities	(62,308)	295,048
Net (losses)/income from equity method investments	(296)	3,009
Net (loss)/income from continuing operations	(85,952)	778,924
Total net income attributable to non-controlling interests	(20,749)	(113,132)
Discontinued operations
Depreciation and amortization	(20)	(8,733)
Total net income attributable to non-controlling interests	0	(8,206)
Liquefaction services revenue
Total operating revenues	116,594	123,421
Vessel management fees and other revenues
Total operating revenues	24,044	13,509
Time and voyage charter revenues
Total operating revenues	$ 10,860	$ 3,235